REVENUES, DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Deferred Revenues and Deferred Costs) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred revenues:
Deferred product revenues	$ 2,161	$ 1,515
Deferred maintenance and professional services revenues	54,933	59,176
Revenue Remaining Performance Obligation	57,094	60,691
Less - amounts offset from accounts receivable	(10,686)	(22,936)
Deferred revenues	46,408	37,755
The change in deferred revenues:
Balance at beginning of year	60,691	57,595
Deferred revenue relating to new sales	21,756	44,105
Revenue recognition during the period	(25,353)	(41,009)
Balance at end of year	57,094	60,691
Less - amounts offset from accounts receivable	$ (10,686)	$ (22,936)